Derivative financial instruments (Details 6) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Derivative Financial Instruments
Balance at beginning of the year
Fair value change recognized in OCI during the year	(8,871)
Total amount reclassified from cash flow hedge reserve to statement of profit or loss during the year	3,995
to "General and administrative expenses"	3,995 [1]
Balance at end of the year	$ (4,876)

[1]	Presented as share-based compensation on general and administrative expenses.